Net Loss Per Share - Schedule of Net Loss Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Numerator:
Net loss attributable to common shareholders, basic		$ (32,196)	$ (20,298)	$ (94,851)	$ (47,643)
Net loss attributable to common shareholders, diluted		$ (32,196)	$ (20,298)	$ (94,851)	$ (47,643)
Denominator:
Weighted average common shares outstanding, basic (in shares)	[1]	304,940,693	55,822,815	226,468,688	55,753,996
Weighted average common shares outstanding, diluted (in shares)	[1]	304,940,693	55,822,815	226,468,688	55,753,996
Net loss per share attributable to common shareholders, basic (in dollars per share)	[1]	$ (0.11)	$ (0.36)	$ (0.42)	$ (0.85)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	[1]	$ (0.11)	$ (0.36)	$ (0.42)	$ (0.85)

[1]	Net loss per share and weighted average shares outstanding have been retroactively recast after giving effect to the Reverse Recapitalization.